AUGUST 13, 2015

SUPPLEMENT

TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD MUTUAL FUNDS, INC. AND

THE HARTFORD MUTUAL FUNDS II, INC.

DATED MARCH 1, 2015, AS LAST SUPPLEMENTED MAY 27, 2015

1.        Effective immediately, the above referenced Statement of Additional Information (“SAI”) is revised as follows:

A.            All references to The Hartford Emerging Markets Research Fund are replaced with references to Hartford Emerging Markets Equity Fund.

B.            All references to The Hartford Small/Mid Cap Equity Fund are replaced with references to Hartford Small Cap Core Fund.

C.            Lindsay T. Politi no longer serves as a portfolio manager for The Hartford Global Real Asset Fund, The Hartford Inflation Plus Fund and The Hartford Municipal Real Return Fund..  All references to Ms. Politi are deleted in their entirety.  Additionally, Joseph F. Marvan has been added as portfolio manager of The Hartford Inflation Plus Fund and The Hartford Municipal Real Return Fund

Cheryl M. Duckworth no longer serves as portfolio manager of Hartford Emerging Markets Equity Fund.  All references to Ms. Duckworth are deleted in their entirety.   David J. Elliott has been added as a portfolio manager of Hartford Emerging Markets Equity Fund.

Jean-Marc Berteaux no longer serves as portfolio manager of Hartford International Capital Appreciation Fund and The Hartford International Growth Fund.  As a result, all references to Mr. Berteaux are deleted in their entirety.  Tara Connolly Stilwell has been added as a portfolio manager of The Hartford International Growth Fund.

James H. Shakin and Tara Connolly Stilwell are no longer listed as portfolio managers of the International Capital Appreciation Fund.  Mr. Shakin and Ms. Stilwell continue to serve as sleeve managers for the International Capital Appreciation Fund.

Lutz-Peter Wilke has been added as a portfolio manager for Hartford Multi-Asset Income Fund.

Further, as a result of these changes, the SAI is being revised as follows:

i.                  Under the heading, “PORTFOLIO MANAGERS - OTHER ACCOUNTS SUB-ADVISED OR MANAGED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the first paragraph is deleted in its entirety and replaced with the following:

The following table lists the number and types of other accounts sub-advised or managed by Wellington Management managers and assets under management in those accounts as of October 31, 2014, except as indicated below:

ii.               Under the heading, “PORTFOLIO MANAGERS - OTHER ACCOUNTS SUB-ADVISED OR MANAGED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the information for Messrs. Berteaux, Elliott, Marvan and Shakin and Mses. Politi, Duckworth and Stilwell is deleted and replaced with the following

MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	OTHER POOLED INVESTMENT VEHICLES		ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)
David J. Elliott*	3	(v)	$688.5	8	(17)	$425.6	6	(17)	$1,175.0
Joseph F. Marvan*	12	(r)	$6,036.4	16		$3,294.2	64	(37)	$37,927.2
James H. Shakin	4		$566.9	5	(28)	$545.6	5	(28)	$1,146.4
Tara Connolly Stilwell*	10	(y)	$5,699.0	12	(29)	$2,923.3	30	(29)	$12,793.9
Lutz-Peter Wilke*	0		$0	0		$0	0		$0

*      Information provided as of June 30, 2015

(r)    In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Duration-Hedged Strategic Income Fund, Inflation Plus Fund, Municipal Real Return Fund, Strategic Income Fund, Total Return Bond Fund, and Unconstrained Bond Fund). Assets under management in those Funds total approximately $15.0 million, $870.0 million, $171.1 million, $379.5 million, $1.9 billion, and $105.1 million, respectively.

(v)   In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Emerging Markets Equity Fund, Multi-Asset Income Fund, SmallCap Growth Fund and Small Cap Core Fund). Assets under management in those Funds total approximately $196.4 million, $141.2 million, $1.1 billion and $76.9 million, respectively.

(y) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (International Growth Fund and International Opportunities Fund).  Assets under management in those Funds total approximately $234.1 million and $1.6 billion, respectively.

(17) The advisory fee for two of these other pooled investment vehicles and one of these other accounts is based upon performance.  Assets under management in those other pooled investment vehicles and that other account total approximately $0.5 million and $203.7 million.

(28) The advisory fee for one of these other pooled investment vehicles and one of these other accounts is based upon performance.  Assets under management in that other pooled investment vehicle and that other account total approximately $147.5 million and $357.1 million, respectively.

(29) The advisory fee for one of these other pooled investment vehicles and four of these other accounts is based upon performance. Assets under management in that other pooled investment vehicle and those other accounts total approximately $70.2 million and $5.6 billion, respectively.

(37) The advisory fee for one of these other accounts is based upon performance. Assets under management in that other account total approximately $489.7 million.

iii.    Under the heading, “PORTFOLIO MANAGERS - EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the first paragraph is deleted in its entirety and replaced with the following:

The dollar ranges of equity securities beneficially owned by Wellington Management managers in the Funds they sub-advise are as follows for the fiscal year ended October 31, 2014, except as indicated below:

iv.    Under the heading, “PORTFOLIO MANAGERS - EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the information for Messrs. Berteaux, Elliott, Marvan and Shakin and Mses. Politi, Duckworth and Stilwell is deleted and replaced with the following:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
David J. Elliott*	Emerging Markets Equity Fund Multi-Asset Income Fund SmallCap Growth Fund Small Cap Core Fund	None None None None

Joseph F. Marvan*	Duration-Hedged Strategic Income Fund Inflation Plus Fund Municipal Real Return Fund Strategic Income Fund Total Return Bond Fund Unconstrained Bond Fund	None None None None $100,001 - $500,000 None

James H. Shakin	International Value Fund	None

Tara Connolly Stilwell	International Growth Fund International Opportunities Fund	None $10,001 -$50,000

Lutz-Peter Wilke	Multi-Asset Income Fund	None

*                 Information provided as of June 30, 2015

v.     The Additional Portfolio Managers Compensation Benchmark table for Hartford International Capital Appreciation Fund under the heading, “PORTFOLIO MANAGERS” is deleted in its entirety and replaced with the following:

International Capital Appreciation Fund

Additional Portfolio Managers	Compensation Benchmarks
Matthew D. Hudson	MSCI All Country World ex USA Growth Index
Jamie Rice	MSCI Emerging Markets Index
James H. Shakin	MSCI EAFE
Tom S. Simon	N/A
Tara Connolly Stilwell	MSCI All Country World ex USA Index

D.            John R. Ryan, CFA no longer serves as a portfolio manager for Hartford Global Equity Income Fund.  Accordingly, all references to John R. Ryan are deleted in their entirety.

E.             Under the heading, “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the fourth paragraph is deleted in its entirety and replaced with the following:

Except as indicated below, Wellington Management’s incentive payments to the following Investment Professionals are based on comparisons of each Investment Professional’s performance relative to the following benchmark and/or relevant peer group as of October 31, 2014, which are utilized to measure one, three and five year performance, except where noted:

F.              Under the heading, “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” information for Hartford Small Cap Core Fund in the table below the fourth paragraph is deleted and replaced with the following:

FUND*	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
Small Cap Core Fund(5)	Russell 2000 Index

(5)         Prior to July 10, 2015, the benchmark was the Russell 2500 Index.

G.            Under the heading, “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES,” the disclosure for Hartford Emerging Markets Equity Fund, Hartford International Capital Appreciation Fund, The Hartford Municipal Opportunities Fund and The Hartford Municipal Real Return Fund, respectively, is deleted and replaced with the following:

Emerging Markets Equity Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $250 million	1.1000%
Next $250 million	1.0500%
Next $500 million	1.0000%
Amount Over $1 billion	0.9700%

International Capital Appreciation Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.7000%
Next $500 million	0.6500%
Next $1.5 billion	0.6400%
Next $2.5 billion	0.6300%
Amount Over $5 billion	0.6250%

Municipal Opportunities Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.3500%
Next $500 million	0.3000%
Next $1.5 billion	0.2900%
Next $2.5 billion	0.2850%
Over $5 billion	0.2800%

Municipal Real Return Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.3500%
Next $500 million	0.3000%
Next $1.5 billion	0.2900%
Next $2.5 billion	0.2850%
Over $5 billion	0.2800%

H.           Under the heading, “INVESTMENT MANAGEMENT ARRANGEMENTS — ADVISORY FEE PAYMENT HISTORY,” the information for Hartford International Capital Appreciation Fund and The Hartford International Growth Fund in the fourth table is deleted and replaced with the following:

	CLASS A	CLASSES B & C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6	CLASS Y
International Capital Appreciation Fund****	1.19%	1.94%	0.89%	1.49%	1.19%	0.89%	N/A	0.79%
International Growth Fund****	1.30%	2.05%	1.00%	1.60%	1.30%	1.00%	N/A	0.95%

**** The contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms unless HFMC provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

I.                Under the heading, “INVESTMENT RISKS,” Mid Cap Stock Risk is removed from the table as a risk associated with investments in Small Cap Core Fund.

J.                Under the heading, “INVESTMENT RISKS,” Quantitative Investing Risk is added in the table as a risk associated with investments in Emerging Markets Equity Fund and International Capital Appreciation Fund.

K.            Under the heading, “INVESTMENT RISKS — FOREIGN INVESTMENTS,” the following is added after the second paragraph:

Recent geopolitical events in the European Union (particularly in Greece) and in China may disrupt securities markets and adversely affect global economies and markets. Such developments could lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Those events as well as other changes in regional economic and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries.

A default or debt restructuring by any European country, including Greece, would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in other countries). These events may have an adverse effect on the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries.  If Greece or any other member country exits the European Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses.  In addition, the resulting economic instability of Europe and the currency markets in general could have a severe adverse effect on the value of securities held by a Fund.

L.             The information under the heading “DISCLOSURE OF PORTFOLIO HOLDINGS,” is deleted in its entirety and replaced with the following:

Each Fund will publicly disclose its complete month-end portfolio holdings, except certain de minimis or short-term investments, on the Funds’ web site at www.hartfordfunds.com no earlier than 25 calendar days after the end of each month, except that (a) Checks and Balances Fund, Conservative Allocation Fund, Duration Hedged Strategic Income Fund, Growth Allocation Fund and Moderate Allocation Fund, each of which is a “fund of funds”  (together, the “Fund of Funds”) will publicly disclose their complete month-end portfolio holdings of Underlying Funds (and the percentage invested in each) no earlier than 15 calendar days after the end of each month; and (b) Global All-Asset Fund and Global Real Asset Fund, each of which has a wholly-owned subsidiary, each will publicly disclose its direct holdings and the holdings of its subsidiary (as if held directly) no earlier than 25 calendar days after the end of each month.

Each Fund (other than the Fund of Funds and Alternative Strategies Fund) also will publicly disclose on its web site the largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of each month, except:  (a) if a Fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the Fund will publicly disclose its largest ten fixed income issuers and equity holdings (and the percentage invested in each holding); (b) Long/Short Global Equity Fund will publicly disclose its largest ten long and largest ten short positions; and (c)  Global All-Asset Fund and Global Real Asset Fund will each determine its largest ten holdings as if such Fund directly held the securities of its subsidiary.

The Funds may disclose portfolio holdings on a more frequent basis if (1) public disclosure of such holdings is made and both the Fund’s Chief Compliance Officer (“CCO”) and the Funds’ Chief Legal Officer approve the disclosure in accordance with the Fund’s disclosure policy; or (2) the nonpublic disclosure is made to a third party which (i) has been approved by the CCO and at least one other Fund officer, based on a finding that the applicable Fund has a legitimate business purpose for the arrangement or practice and that it is in the interest of Fund shareholders, and (ii) is subject to an agreement with the appropriate confidentiality and/or non-trading provisions as determined by the CCO.  This requirement does not apply to portfolio holdings disclosure to the Funds’ service providers such as the custodian, transfer agent, sub-transfer agent, administrator, sub-administrator, independent registered public accounting firm, counsel, financial printer, proxy voting agent, lenders, and other entities that provide systems or software support in connection with Fund operations, including accounting, compliance support and pricing (together, “Service Providers”), provided that the Service Provider is otherwise subject to the duty of confidentiality, imposed by law and/or contract.   The portfolio holdings information may be provided to the Service Providers as soon as the information is available.

In addition to Service Providers, a Fund’s investment manager or sub-adviser may disclose the Fund’s portfolio holdings to third-party vendors that provide analytical systems services to the Fund’s investment manager or sub-adviser on behalf of the Fund and to certain third party industry information vendors, institutional investment consultants, and asset allocation service providers.  With respect to each of these entities, portfolio holdings information will be released only in accordance with the Fund’s disclosure policy.

From time to time, a Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

The “Hartford Funds” consist of The Hartford Alternative Strategies Fund and series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.  In addition to the Service Providers listed above, one or more of the Hartford Funds (or its adviser, distributor or sub-adviser) have ongoing arrangements to disclose portfolio holdings to the following entities:

Brown Brothers Harriman & Co.

Class Action Claims Management

Cognizant Technology Solutions

Confluence Technologies

FactSet Research Systems Inc.

Investment Technology Group, Inc.

J.P. Morgan Securities, Inc.

Lipper Inc.

Markit WSO Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Synthesis Technology

Wolters Kluwer Financial Services

Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the Hartford Funds.  Portfolio holdings are disclosed on a daily basis to Brown Brothers Harriman & Co., FactSet Research Systems Inc., Investment Technology Group, Inc. (for certain Hartford Funds) and  Markit WSO Corporation (for certain Hartford Funds).  Portfolio holdings are disclosed to J.P. Morgan Securities, Inc., Class Action Claims Management, Synthesis Technology and Wolters Kluwer Financial Services on a monthly basis, with lag times of one day, two days, five days, and two days, respectively.  Portfolio holdings are disclosed to Confluence Technologies, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Synthesis Technology on a quarterly basis, with lag times of three, two and twelve business days, respectively. Portfolio holdings are disclosed to Cognizant Technology Solutions as needed, with no delay.  When purchasing and selling portfolio securities through broker-dealers, requesting bids on securities, or obtaining price quotations on securities, the Hartford Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

Additionally, each Fund, the Fund’s investment manager, the Fund’s distributor (collectively, “Hartford”) or the sub-adviser may provide oral or written information (“portfolio commentary”) about a Fund, including, but not limited to, how the Fund’s investments are divided among (i) various sectors, industries and countries, (ii) value and growth stocks and small, mid and large-cap stocks, (iii) stocks, bonds, currencies and cash and, as applicable, (iv) types of bonds, bond maturities, bond coupons and bond credit quality ratings.  This portfolio commentary may also include information on factors that contributed to Fund performance, including these relative weightings.  Hartford or the sub-adviser may also provide oral or written information (“statistical information”) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information.  This portfolio commentary and statistical information about a Fund may be based on the Fund’s most recent quarter-end portfolio, month-end or on some other interim period.  Portfolio commentary and statistical information may be available on the Hartford Funds’ website or may be provided to members of the press, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers, or current or potential shareholders in a Fund or their representatives.  The content and nature of the information provided to each of these persons may differ.

In no event will Hartford or the sub-adviser or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of Fund portfolio holdings.

The CCO is responsible for addressing conflicts of interest between the interests of Fund shareholders, on the one hand, and the interests of the Funds’ investment manager, investment sub-adviser, principal underwriter, or any affiliated person of a Fund, its investment manager, investment sub-adviser, or its principal underwriter, on the other.  Every violation of the portfolio holdings disclosure policy must be reported to the Funds’ CCO.

The CCO is responsible for maintaining records under the Policy and will provide periodic reporting to the Board.

M.         Under the heading “DISTRIBUTION ARRANGEMENTS — ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES” in the SAI, the second paragraph is deleted and replaced with the following:

The amount of any Additional Payments made to a Financial Intermediary is generally based on one or more of the following criteria: (i) the average net assets of Hartford Funds that are attributed to that Financial Intermediary; (ii) the amount of Hartford Fund assets held for over one year by customers of that Financial Intermediary; (iii) the amount of Hartford Fund shares sold through that Financial Intermediary; and (iv) the mix of equity and fixed income funds sold through that Financial Intermediary.   The annual amount of Additional Payments made to any one Financial Intermediary is normally not expected to (although it may from time to time) exceed 0.12% of the average net assets of Hartford Funds that are attributed to that Financial Intermediary.  For the calendar year ended December 31, 2014, HFMC and its affiliates incurred approximately $39.3 million in total Additional Payments to Financial Intermediaries.

2.              Effective August 16, 2015, Dr. Robert M. Gavin is retiring as a Director of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.  As a result, effective as of the same date, all references to Dr. Gavin are deleted in their entirety.  Effective immediately, William P. Johnston has been elected as Chairman of the Board and Chairman of the Contracts Committee.

Further, as a result of Dr. Gavin’s retirement as a Director, the SAI is being revised as follows:

i.                  Under the heading, “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the information regarding “POSITION HELD WITH EACH COMPANY” and “TERM OF OFFICE* AND LENGTH OF TIME SERVED” for Mr. Johnston is deleted and replaced with the following:

POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED

Director and Chairman of the Board	Director since 2005 Chairman of the Board for each Company since 2015

ii.               Under the heading, “FUND MANAGEMENT — DIRECTOR QUALIFICATIONS,” the information regarding Mr. Johnston is deleted in its entirety and replaced with the following:

William P. Johnston.  Mr. Johnston has served as a director of the Funds since 2005.  He has served as Chairman of the Board of Directors of the Funds since 2015.  He has served as Chairman of the Compliance Committee since 2005 and Chairman of the Contracts Committee since 2015.  Mr. Johnston has more than forty years of experience in senior leadership positions in the health care, investment banking and legal professions.  He currently serves as an operating executive to a global private equity and other alternative asset investment firm and serves on other boards.  He previously served as managing director and head of investment banking, CEO and vice chairman for an investment bank.

3.              Effective May 7, 2015, The Hartford Inflation Plus Fund increased its non-fundamental investment restriction on investments in illiquid securities from 10% to 15% of net assets. As a result of this change, the SAI is being revised as follows:

A.            Under the heading “INVESTMENT OBJECTIVES AND POLICIES —NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS” in the SAI, the fifth non-fundamental investment restriction is deleted and replaced with the following:

5. Invest more than 15% of the Fund’s net assets in illiquid securities.

B.            The first sentence under the heading “INVESTMENT RISKS — ILLIQUID INVESTMENTS” in the SAI is deleted and replaced with the following:

Each Fund is permitted to invest in illiquid securities or other illiquid investments in an amount up to 15% of its net assets.

4.              Effective September 30, 2015, all references to Hartford International Capital Appreciation Fund are replaced with references to Hartford International Equity Fund.

5.              Effective November 1, 2015, the SAI is revised as follows:

A.            Under the heading, “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES,” the disclosure for The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund and Hartford Moderate Allocation Fund and The Hartford Global Real Asset Fund, respectively, is deleted and replaced with the following:

Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.1000%
Next $500 million	0.0950%
Next $1.5 billion	0.0900%
Next $2.5 billion	0.0800%
Next $2.5 billion	0.0700%
Next $2.5 billion	0.0600%
Amount Over $10 billion	0.0500%

Global Real Asset Fund

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.8450%
Next $500 million	0.8100%
Next $1.5 billion	0.7800%
Next $2.5 billion	0.7500%
Amount Over $5 billion	0.7100%

B.            Under the heading, “INVESTMENT MANAGEMENT ARRANGEMENTS — ADVISORY FEE PAYMENT HISTORY,” the information for the Conservative Allocation Fund, Global Real Asset Fund, Growth Allocation Fund and Moderate Allocation Fund in the fourth table is deleted and replaced with the following:

	CLASS A	CLASSES B & C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6	CLASS Y
Conservative Allocation Fund***	1.19%	1.94%	0.94%	1.44%	1.14%	0.84%	N/A	N/A
Global Real Asset Fund***	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	N/A	0.90%
Growth Allocation Fund***	1.50%	2.25%	1.25%	1.70%	1.40%	1.10%	N/A	N/A
Moderate Allocation Fund***	1.40%	2.15%	1.15%	1.65%	1.35%	1.05%	N/A	N/A

*** The contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms unless HFMC provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

This Supplement should be retained with your Statement of Additional Information for future reference.